Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended						12 Months Ended
	Mar. 27, 2013	Apr. 02, 2012	Jul. 02, 2010	Dec. 31, 2012 M D	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Effect of DAC change	Dec. 31, 2010 Effect of DAC change	Dec. 31, 2009 Effect of DAC change	Dec. 31, 2011 Effect of reserve change	Dec. 31, 2010 Effect of reserve change	Dec. 31, 2009 Effect of reserve change	Dec. 31, 2011 Retained earnings	Dec. 31, 2010 Retained earnings	Dec. 31, 2009 Retained earnings	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Dec. 31, 2009 Securitization Entities Retained earnings	Dec. 31, 2009 Securitization Entities Accumulated other comprehensive income (loss)	Dec. 31, 2012 United States	Dec. 31, 2011 United States	Dec. 31, 2012 Canada	Dec. 31, 2011 Canada
Summary Of Significant Accounting Policies [Line Items]
Equity securities, impairment charge recognition within number of months				18
Non-accrual status of loans after number of days past due				90
Cash and government securities collateral, minimum amount of the fair value of the applicable securities loaned																			102.00%		105.00%
Securities lending activity, fair value of securities loaned																			$ 194	$ 431	$ 210	$ 273
Securities lending activity, fair value of collateral held																			187	406
Securities lending activity, obligation to return collateral																			203	440
Repurchase agreements, fair value of securities pledged				1,616	1,693
Repurchase agreements, fair value of repurchase obligation				1,534	1,548
Cash equivalents determination for original maturities of investments, maximum number of days				90
Short-term investments determination for original maturities of investments, minimum number of days				90
Goodwill impairment testing performed based on carrying value of reporting unit				0
Unearned premiums, increase in earned premiums due to updated premium recognition factors for international mortgage insurance business				36	46	52
Fair value of securities reclassified into trading category			407
New accounting guidance effect on retained earnings and stockholders' equity						(15)			1,200			106		(275)		260	104	91
New accounting guidance, reduction to net income							63	86		10	4
Proceeds from sale of business	412	79
Error restatement effect on retained earnings													(46)		(21)
Statutory adjustment to capital and surplus for U.S. mortgage insurance				$ 69